Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Insurance Trust
Entity Central Index Key	0001090682
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000152054
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BrandywineGLOBAL- Bond Portfolio
Class Name	Portfolio
Trading Symbol	VGSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Portfolio	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 233,892,183
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$233,892,183 # of Portfolio Holdings55 Portfolio Turnover Rate91%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.4%
Corporate Bonds/Notes	10.0%
U.S. Treasury Obligations	35.5%
U.S. Government Agency Obligations	49.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 05/15/55	10.0%
United States Treasury Floating Rate Notes, 4.441%, 04/30/27	9.7%
United States Treasury Notes, 3.875%, 08/15/34	9.5%
Federal National Mortgage Association, 0.500%, 11/07/25	5.2%
United States Treasury Inflation Indexed Bonds, 2.375%, 02/15/55	4.9%
Federal Home Loan Banks, 3.625%, 09/04/26	4.5%
Federal Home Loan Mortgage Corp., 0.375%, 07/21/25	3.6%
Ginnie Mae, 6.000%, 07/20/54	3.2%
Ginnie Mae, 6.000%, 08/20/54	3.2%
Ginnie Mae, 6.000%, 09/20/54	3.0%